Share-based Payment Expense - Summary of Options Granted Under 2010 and 2021 Savings-Related Share Option Schemes (Parenthetical) (Detail)	1 Months Ended			12 Months Ended
	Oct. 31, 2021 shares	May 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2021 shares € / shares		Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted				346,237		0	518,944
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted				108,831		0	137,846
2010 and 2021 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price | € / shares				€ 42.53		€ 31.70	€ 28.52
Number of options granted	455,068	100,297	556,493	455,068	[1]	0	656,790	[1]
Exercisable period of share options granted				shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable
Discount rate on exercise price at which options are granted				15.00%

[1]	Pursuant to the 2010 and 2021 Savings-related Share Option Schemes operated by the Group, employees were granted options over 455,068 of CRH plc’s Ordinary Shares in October 2021 (2020: nil; 2019: 556,493 share options in April 2019 and 100,297 share options in May 2019). This figure comprises options over 346,237 (2020: nil; 2019: 518,944) shares and 108,831 (2020: nil; 2019: 137,846) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.